Document and Entity Information Document	Jan. 11, 2021	Jan. 10, 2021	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date		Jan. 10, 2021
Entity Registrant Name		BEIGENE, LTD.
Entity Incorporation, State or Country Code		E9
Entity File Number		001-37686
Entity Tax Identification Number		98-1209416
Entity Address, Address Line One		c/o Mourant Governance Services (Cayman) Limited
Entity Address, Address Line Two		94 Solaris Avenue, Camana Bay
Entity Address, City or Town		Grand Cayman
Entity Address, Postal Zip Code		KY1-1108
Entity Address, Country		KY
City Area Code		345
Local Phone Number		949-4123
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		American Depositary Shares, each representing 13 Ordinary Shares, par value $0.0001 per share
Trading Symbol		BGNE
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key			0001651308
Amendment Flag			false